Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$3,146	$5,566
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(3,146)	(5,566)

Net Earnings	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock Redeemable Class A Common Stock, Basic and Diluted	20,700,000	20,700,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.00
Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(3,024,436)	$(1,981,637)
Less: Redeemable Net Earnings	—	—

Non-Redeemable Net Loss	$(3,024,436)	$(1,981,637)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	5,175,000	5,107,873
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(0.58)	$(0.39)